CONCENTRATIONS	6 Months Ended
Jun. 30, 2024
CONCENTRATIONS
CONCENTRATIONS

NOTE 13 — CONCENTRATIONS

For the six months ended June 30, 2024, five customers accounted for more than 10% of the Company’s total revenue, representing approximately 20.6%, 18.1%, 15.6%, 15.6% and 11.6% of the Company’s total revenue, respectively. For the six months ended June 30, 2023, no customer accounts for more than 10% of the Company’s total revenue.

As of June 30, 2024, two customers accounted for more than 10% of the Company’s outstanding accounts receivable balance, representing 31.3% and 24.0% of the total outstanding accounts receivable balance, respectively. As of December 31, 2023, four customers accounted for 31.8%, 29.1%, 16.2% and 14.8% of the total outstanding accounts receivable balance.

For the six months ended June 30, 2024 and 2023, there was no supplier that accounted for more than 10% of the total cost of revenue.